Contractual Maturities of Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 38,736
Long-term Debt, Maturities, Repayments of Principal in Year Two	53,940
Long-term Debt, Maturities, Repayments of Principal in Year Three	42,306
Long-term Debt, Maturities, Repayments of Principal in Year Four	29,290	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	10,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	10,248
Long-term Debt	184,520
Long-term Debt, Weighted Average Interest Rate	1.69%
FHLB Advances, maturity in year four, callable during 2014	21,500
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	38,736
Long-term Debt, Maturities, Repayments of Principal in Year Two	53,940
Long-term Debt, Maturities, Repayments of Principal in Year Three	42,306
Long-term Debt, Maturities, Repayments of Principal in Year Four	29,290	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	10,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,000
Long-term Debt	176,272
Long-term Debt, Weighted Average Interest Rate	1.57%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,248
Long-term Debt	$ 8,248
Long-term Debt, Weighted Average Interest Rate	4.14%

[1]	(1) Includes FHLB advance of $21.5 million that is callable during 2014.